INVENTORIES	12 Months Ended
Dec. 31, 2013
INVENTORIES [Abstract]
INVENTORIES
NOTE 7:	INVENTORIES

	December 31,
	2013	2012

Raw materials	$3,693	$2,371
Finished products	10,105	7,592

	$13,798	$9,963

As of December 31, 2013 and 2012, the finished products line item above includes deferral of the cost of goods sold for which revenue was not yet recognized in the amount of approximately $ 3,436 and $ 1,200, respectively.